SIGNIFICANT ACCOUNTING POLICIES (Cotton and cotton-based yarn procurements) (Details)	12 Months Ended
Jan. 03, 2021
List Of Accounting Policies [Abstract]
Cotton and cotton-based yarn procurements, commitment period	18 months